SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Total	$ 109,000
Accumulated amortization	(8,317)
Net	100,683
Asset Purchase Agreement [Member] | Customer List and Covenant [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 109,000